Postretirement Benefit Plans (Amounts Included in Shareowner's Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Principal pension plans
Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease [Abstract]
Prior service cost (credit)	$ 1,473	$ 881
Net actuarial loss (gain)	16,795	21,105
Total	18,268	21,986
Other pension plans
Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease [Abstract]
Prior service cost (credit)	(29)	(23)
Net actuarial loss (gain)	3,080	3,533
Total	3,051	3,510
Principal retiree benefit plans
Other Comprehensive Income Defined Benefit Plans Adjustment Before Tax Period Increase Decrease [Abstract]
Prior service cost (credit)	(3,132)	(24)
Net actuarial loss (gain)	(464)	(71)
Total	$ (3,596)	$ (95)